Pension Plan (Tables)	12 Months Ended
Dec. 31, 2017
Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status

The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2015	2016	2017
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	3,320	3,632	4,242
Service cost	273	487	1,572
Interest cost	57	104	336
Actuarial loss (gain)	79	151	(665)
Benefits paid	(97)	(132)	(354)

Projected benefit obligation at end of year	3,632	4,242	5,131

Change in plan assets
Fair value of plan assets at beginning of year	2,556	2,800	3,902
Actual return on plan assets	33	33	81
Employer contributions	328	1,203	1,358
Benefits paid	(117)	(134)	(227)

Fair value of plan assets at end of year	2,800	3,902	5,114

Funded status recognized as an other asset (liabilities)	(832)	(340)	(17)

Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2015	2016	2017
	US$	US$	US$
Net loss	852	963	678
Transition obligation	1	—	—

Total recognized in accumulated other comprehensive income	853	963	678

Components of Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2015	2016	2017
	US$	US$	US$
Service cost	273	487	1,572
Interest cost	57	104	336
Projected return on plan assets	(47)	(28)	(58)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	27	11	37

Net periodic benefit cost	310	574	1,887

Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss

Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2015	2016	2017
	US$	US$	US$
Recognize the decrease in net gain (loss)	4	111	(285)
Amortization of net gain (loss)	—	(1)	—

Total recognized in other comprehensive loss (income)	4	110	(285)

Expected Benefit Payments	Expected benefit payments:

US$
2018	188
2019	184
2020	407
2021	181
2022	182
2023 and thereafter	2,057

Actuarial Assumptions to Determine Benefit Obligations

The actuarial assumptions to determine the benefit obligations were as follows:

	2015		2016		2017
	Taiwan	Korea	Taiwan	Korea	Taiwan	Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.75%	3.90%	1.50%	3.80%	1.63%	4.10%
Rate of compensation increase	4.25%	4.00%	4.25%	3.50%	4.25%	3.50%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.75%	3.90%	1.50%	3.80%	1.63%	4.10%
Expected long-term return on plan assets	2.00%	1.20%	2.00%	1.10%	1.75%	1.10%
Rate of compensation increase	4.25%	4.00%	4.25%	3.50%	4.25%	3.50%

Fair Values of FCI's Pension Plan Assets

The fair values of FCI’s pension plan assets at December 31, 2016 and 2017 are as follows:

	December 31
	2016	2017
	US$	US$
Guaranteed interest contract
Kyobo Life Insurance Co. Ltd.	1,284	1,599
Shinhan Investment Co. .	—	374
Fixed deposit
Industrial Bank of Korea	1,537	1,892

	2,821	3,865